Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Opening balance	$ 756,260	$ 769,058
Current period acquisitions (Note 6)	33,894	0
Prior period acquisitions (Note 6)	0	1,048
Foreign exchange movement	(2,761)	(13,846)
Closing balance	$ 787,393	$ 756,260